UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if amendment [ ]; Amendment Number:
This Amendment (check only one):              [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name       HighVista Strategies LLC
Address    John Hancock Tower, 50th Floor
           200 Clarendon Street
           Boston, MA 02116

Form 13F File Number:    028-14212

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name    Brian Chu
Title   Chief Operating Officer
Phone   617-406-6500

Signature, Place, and Date of Signing:

/s/ Brian Chu       Boston, MA       August 12, 2011
-------------       -------------       ---------------
[Signature]         [City, State]       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                 FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      41
Form 13F Information Table Value Total:      718,262   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                              FORM 13F INFORMATION TABLE

             COL 1                 COL 2          COL 3     COL 4          COL 5       COL 6    COL 7                COL 8
                                                              US $    SHARES
                                                             VALUE        OR SH/ PUT/ INVSTMT   OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)   PRN AMT PRN CALL DSCRETN  MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- --------- --- ---- ------- ---------- --------- -------- --------
APPLE INC                      COM              037833100     8391     24997 SH       Sole                   24997 0        0
AMAZON COM INC                 COM              023135106     8581     41961 SH       Sole                   41961 0        0
BAIDU INC                      SPON ADR REP A   056752108     8468     60432 SH       Sole                   60432 0        0
CHECK POINT SOFTWARE TECH LT   ORD              M22465104     8419    148085 SH       Sole                  148085 0        0
COMERICA INC                   *W EXP 11/14/201 200340115     1676    150000 SH       Sole                  150000 0        0
CTRIP COM INTL LTD             AMERICAN DEP SHS 22943F100     8391    194784 SH       Sole                  194784 0        0
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102     8321    113453 SH       Sole                  113453 0        0
AMDOCS LTD                     ORD              G02602103     8330    274100 SH       Sole                  274100 0        0
EBAY INC                       COM              278642103     8419    260900 SH       Sole                  260900 0        0
ISHARES TR                     MSCI EAFE INDEX  464287465   214412   3565211 SH       Sole                 3565211 0        0
LAUDER ESTEE COS INC           CL A             518439104     8418     80024 SH       Sole                   80024 0        0
FAMILY DLR STORES INC          COM              307000109     8210    156200 SH       Sole                  156200 0        0
FISERV INC                     COM              337738108     8267    132000 SH       Sole                  132000 0        0
GOOGLE INC                     CL A             38259P508     8418     16624 SH       Sole                   16624 0        0
GOODRICH CORP                  COM              382388106     8306     86969 SH       Sole                   86969 0        0
HARTFORD FINL SVCS GROUP INC   *W EXP 06/26/201 416515120     4294    240000 SH       Sole                  240000 0        0
HEWLETT PACKARD CO             COM              428236103     8388    230429 SH       Sole                  230429 0        0
INFORMATICA CORP               COM              45666Q102     8326    142500 SH       Sole                  142500 0        0
COCA COLA CO                   COM              191216100     8331    123800 SH       Sole                  123800 0        0
LABORATORY CORP AMER HLDGS     COM NEW          50540R409     8316     85918 SH       Sole                   85918 0        0
LINCOLN NATL CORP IND          *W EXP 07/10/201 534187117     4651    230000 SH       Sole                  230000 0        0
LOWES COS INC                  COM              548661107     8361    358700 SH       Sole                  358700 0        0
MASTERCARD INC                 CL A             57636Q104     8279     27474 SH       Sole                   27474 0        0
MEDCO HEALTH SOLUTIONS INC     COM              58405U102     8306    146954 SH       Sole                  146954 0        0
MARATHON OIL CORP              COM              565849106     8418    159800 SH       Sole                  159800 0        0
MICROSOFT CORP                 COM              594918104     8406    323316 SH       Sole                  323316 0        0
NETAPP INC                     COM              64110D104     8804    166800 SH       Sole                  166800 0        0
ORACLE CORP                    COM              68389X105     8476    257552 SH       Sole                  257552 0        0
PRICELINE COM INC              COM NEW          741503403     8420     16447 SH       Sole                   16447 0        0
PFIZER INC                     COM              717081103     8361    405859 SH       Sole                  405859 0        0
PNC FINL SVCS GROUP INC        *W EXP 12/31/201 693475121     1230     99000 SH       Sole                   99000 0        0
QUALCOMM INC                   COM              747525103     8486    149433 SH       Sole                  149433 0        0
STARBUCKS CORP                 COM              855244109     8475    214600 SH       Sole                  214600 0        0
SCHLUMBERGER LTD               COM              806857108     8381     97000 SH       Sole                   97000 0        0
TARGET CORP                    COM              87612E106     8406    179200 SH       Sole                  179200 0        0
UNITEDHEALTH GROUP INC         COM              91324P102     8216    159292 SH       Sole                  159292 0        0
VIACOM INC NEW                 CL B             92553P201     8314    163017 SH       Sole                  163017 0        0
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858   206114   4239289 SH       Sole                 4239289 0        0
WESTERN DIGITAL CORP           COM              958102105     8258    227000 SH       Sole                  227000 0        0
WELLPOINT INC                  COM              94973V107     8382    106417 SH       Sole                  106417 0        0
WINTRUST FINANCIAL CORP        *W EXP 12/18/201 97650W157      836     55000 SH       Sole                   55000 0        0